Statements of Other Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OTHER COMPREHENSIVE LOSS [Abstract]
Net Loss	$ (426,054)	$ (399,072)	$ (2,147,361)	$ (2,427,649)
Currency Translation, Net of Taxes	(3,354)	(139,052)	(219,470)	85,702
Other Comprehensive Loss	$ (429,408)	$ (538,124)	$ (2,366,831)	$ (2,341,947)